Derivative Liability (Details Narrative) - USD ($)			12 Months Ended
	Nov. 23, 2015	Oct. 23, 2015	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2012
Proceeds from exercise of warrants			$ 185,000	$ 1,269,000
Derivative liabilities			$ 1,853,000	1,802,000
Warrants outstanding			8,303,836
Change in fair value of warrant liability			$ 277,000	$ 5,481,000
Bridge Loan [Member]
Warrants outstanding			9,709
Number of warrants exercise during the period			5,335
Issuance of share of common stock			4,179
Remaining warrants to be issued			4,374
November Closing Date [Member]
Proceeds from exercise of warrants			$ 106,000
Number of warrants to purchase common stock			236,116
2015 Private Placement Financing [Member]
Number of warrants issued			20,376,219
2015 Private Placement Financing [Member] | Six-Month Warrant [Member]
Number of warrants issued				2,820,670
2015 Private Placement Financing [Member] | October Closing Date [Member] | Five Years [Member]
Number of warrants to purchase common stock		6,666,666
Warrant term		5 years
2015 Private Placement Financing [Member] | October Closing Date [Member] | Six Months [Member]
Number of warrants to purchase common stock		8,666,666
Warrant term		6 months
2015 Private Placement Financing [Member] | November Closing Date [Member]
Number of warrants issued					132,420
Warrants liabilities			$ 1,853,000
Warrants outstanding			1,986,101
Stock price			$ 1.25
Warrant expiration warrant exercise price			$ 0.45
Fair value assumption of historical stock price volatility			70.00%
Fair value assumption of risk free interest rate			1.60%
Fair value assumption of warrant expiration term			3 years 3 months 19 days
2015 Private Placement Financing [Member] | November Closing Date [Member] | Six-Month Warrant [Member]
Number of warrants to purchase common stock	2,820,670
2015 Private Placement Financing [Member] | November Closing Date [Member] | Five Years [Member]
Number of warrants to purchase common stock	2,222,217
Warrant term	5 years
2015 Private Placement Financing [Member] | November Closing Date [Member] | Six Months [Member]
Warrant term	6 months
Private Placement Financing [Member] | Five Years [Member]
Warrant term				5 years
Private Placement Financing [Member] | Six Months [Member]
Warrant term				6 months
Private Placement Financing [Member] | October Closing Date [Member]
Derivative liabilities			$ 7,008,000
Proceeds from private placement			6,000,000
Other expenses			1,008,000
Private Placement Financing [Member] | November Closing Date [Member]
Proceeds from private placement			2,000,000
Other expenses			859,000
Private Placement Financing [Member] | October Closing Date1 [Member]
Derivative liabilities			$ 2,859,000